13F-HR
<SEQUENCE>1
<FILENAME>armb06302010.txt
13F-HR - armb06302010.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska                 July 09, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total:  51,967
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                FORM 13F INFORMATION TABLE
                                                Alaska Retirement Management Board
                                                June 30, 2010

COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4     COLUMN 5    COLUMN 6  COLUMN 7   COLUMN 8

                                TITLE                        VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP        (x$1000) PRN AMT  PRN CALL DSCRETN  MGRS  SOLE SHARED NONE
--------------
ACADIA RLTY TR                  COM SH BEN INT  '004239109      136    8120    SH       SOLE            8120
ALEXANDRIA REAL ESTATE EQ IN    COM             '015271109      569    8980    SH       SOLE            8980
AMB PROPERTY CORP               COM             '00163T109      800   33760    SH       SOLE           33760
AMERICAN CAMPUS CMNTYS INC      COM             '024835100      291   10670    SH       SOLE           10670
APARTMENT INVT & MGMT CO        CL A            '03748R101      581   30016    SH       SOLE           30016
ASSOCIATED ESTATES RLTY CORP    COM             '045604105      169   13080    SH       SOLE           13080
AVALONBAY CMNTYS INC            COM             '053484101     1539   16492    SH       SOLE           16492
BIOMED REALTY TRUST INC         COM             '09063H107      366   22800    SH       SOLE           22800
BOSTON PROPERTIES INC           COM             '101121101     1984   27820    SH       SOLE           27820
BRANDYWINE RLTY TR              SH BEN INT NEW  '105368203      386   35970    SH       SOLE           35970
BRE PROPERTIES INC              CL A            '05564E106      476   12900    SH       SOLE           12900
CAMDEN PPTY TR                  SH BEN INT      '133131102      520   12740    SH       SOLE           12740
CBL & ASSOC PPTYS INC           COM             '124830100      349   28110    SH       SOLE           28110
COLONIAL PPTYS TR               COM SH BEN INT  '195872106      196   13520    SH       SOLE           13520
CORPORATE OFFICE PPTYS TR       SH BEN INT      '22002T108      447   11840    SH       SOLE           11840
COUSINS PPTYS INC               COM             '222795106      137   20445    SH       SOLE           20445
DCT INDUSTRIAL TRUST INC        COM             '233153105      191   42290    SH       SOLE           42290
DEVELOPERS DIVERSIFIED RLTY     COM             '251591103      491   49610    SH       SOLE           49610
DIAMONDROCK HOSPITALITY CO      COM             '252784301      261   31869    SH       SOLE           31869
DIGITAL RLTY TR INC             COM             '253868103      892   15480    SH       SOLE           15480
DOUGLAS EMMETT INC              COM             '25960P109      263   18560    SH       SOLE           18560
DUKE REALTY CORP                COM NEW         '264411505      645   56840    SH       SOLE           56840
DUPONT FABROS TECHNOLOGY INC    COM             '26613Q106      293   11930    SH       SOLE           11930
EASTGROUP PPTY INC              COM             '277276101      192    5400    SH       SOLE            5400
ENTERTAINMENT PPTYS TR          COM SH BEN INT  '29380T105      359    9440    SH       SOLE            9440
EQUITY LIFESTYLE PPTYS INC      COM             '29472R108      399    8290    SH       SOLE            8290
EQUITY ONE                      COM             '294752100      153    9820    SH       SOLE            9820
EQUITY RESIDENTIAL              SH BEN INT      '29476L107     2356   56600    SH       SOLE           56600
ESSEX PPTY TR INC               COM             '297178105      579    5940    SH       SOLE            5940
EXTRA SPACE STORAGE INC         COM             '30225T102      340   24470    SH       SOLE           24470
FEDERAL REALTY INVT TR          SH BEN INT NEW  '313747206      891   12690    SH       SOLE           12690
FIRST POTOMAC RLTY TR           COM             '33610F109      107    7510    SH       SOLE            7510
FRANKLIN STREET PPTYS CORP      COM             '35471R106      181   15390    SH       SOLE           15390
GETTY RLTY CORP NEW             COM             '374297109       99    4440    SH       SOLE            4440
GLIMCHER RLTY TR                SH BEN INT      '379302102       83   13910    SH       SOLE           13910
GOVERNMENT PPTYS INCOME TR      COM SHS BEN INT '38376A103      101    3990    SH       SOLE            3990
HCP INC                         COM             '40414L109     1914   59350    SH       SOLE           59350
HEALTH CARE REIT INC            COM             '42217K106     1049   24910    SH       SOLE           24910
HEALTHCARE RLTY TR              COM             '421946104      273   12430    SH       SOLE           12430
HERSHA HOSPITALITY TR           SH BEN INT A    '427825104      136   30240    SH       SOLE           30240
HIGHWOODS PPTYS INC             COM             '431284108      401   14450    SH       SOLE           14450
HOME PROPERTIES INC             COM             '437306103      321    7130    SH       SOLE            7130
HOSPITALITY PPTYS TR            COM SH BEN INT  '44106M102      551   26130    SH       SOLE           26130
HOST HOTELS & RESORTS INC       COM             '44107P104     1867  138528    SH       SOLE          138528
HRPT PPTYS TR                   COM SH BEN INT  '40426W101      327   52710    SH       SOLE           52710
INLAND REAL ESTATE CORP         COM NEW         '457461200      137   17300    SH       SOLE           17300
INVESTORS REAL ESTATE TR        SH BEN INT      '461730103      131   14870    SH       SOLE           14870
KILROY RLTY CORP                COM             '49427F108      312   10500    SH       SOLE           10500
KIMCO REALTY CORP               COM             '49446R109     1084   80670    SH       SOLE           80670
LASALLE HOTEL PPTYS             COM SH BEN INT  '517942108      313   15220    SH       SOLE           15220
LEXINGTON REALTY TRUST          COM             '529043101      148   24670    SH       SOLE           24670
LIBERTY PPTY TR                 SH BEN INT      '531172104      652   22630    SH       SOLE           22630
LTC PPTYS INC                   COM             '502175102      113    4690    SH       SOLE            4690
MACERICH CO                     COM             '554382101      964   25836    SH       SOLE           25836
MACK CALI RLTY CORP             COM             '554489104      620   20880    SH       SOLE           20880
MEDICAL PPTYS TRUST INC         COM             '58463J304      205   21730    SH       SOLE           21730
MID-AMER APT CMNTYS INC         COM             '59522J103      293    5700    SH       SOLE            5700
NATIONAL RETAIL PROPERTIES I    COM             '637417106      346   16170    SH       SOLE           16170
NATIONWIDE HEALTH PPTYS INC     COM             '638620104      860   24050    SH       SOLE           24050
NATIONAL HEALTH INVS INC        COM             '63633D104      216    5620    SH       SOLE            5620
OMEGA HEALTHCARE INVS INC       COM             '681936100      360   18100    SH       SOLE           18100
PENNSYLVANIA RL ESTATE INVT     SH BEN INT      '709102107      117    9650    SH       SOLE            9650
PLUM CREEK TIMBER CO INC        COM             '729251108     1146   33210    SH       SOLE           33210
POST PPTYS INC                  COM             '737464107      225    9920    SH       SOLE            9920
POTLATCH CORP NEW               COM             '737630103      282    7920    SH       SOLE            7920
PROLOGIS                        SH BEN INT      '743410102      970   95810    SH       SOLE           95810
PS BUSINESS PKS INC CALIF       COM             '69360J107      208    3730    SH       SOLE            3730
PUBLIC STORAGE                  COM             '74460D109     2253   25630    SH       SOLE           25630
RAYONIER INC                    COM             '754907103      697   15840    SH       SOLE           15840
REALTY INCOME CORP              COM             '756109104      630   20790    SH       SOLE           20790
REGENCY CTRS CORP               COM             '758849103      563   16380    SH       SOLE           16380
SAUL CTRS INC                   COM             '804395101      110    2710    SH       SOLE            2710
SENIOR HSG PPTYS TR             SH BEN INT      '81721M109      505   25140    SH       SOLE           25140
SIMON PPTY GROUP INC NEW        COM             '828806109     4701   58221    SH       SOLE           58221
SL GREEN RLTY CORP              COM             '78440X101     1076   19560    SH       SOLE           19560
SOVRAN SELF STORAGE INC         COM             '84610H108      191    5560    SH       SOLE            5560
STRATEGIC HOTELS & RESORTS I    COM             '86272T106      140   32040    SH       SOLE           32040
SUN COMMUNITIES INC             COM             '866674104       97    3770    SH       SOLE            3770
SUNSTONE HOTEL INVS INC NEW     COM             '867892101      214   21650    SH       SOLE           21650
TANGER FACTORY OUTLET CTRS I    COM             '875465106      336    8120    SH       SOLE            8120
TAUBMAN CTRS INC                COM             '876664103      391   10410    SH       SOLE           10410
U STORE IT TR                   COM             '91274F104      140   18800    SH       SOLE           18800
UDR INC                         COM             '902653104      606   31715    SH       SOLE           31715
VENTAS INC                      COM             '92276F100     1487   31690    SH       SOLE           31690
VORNADO RLTY TR                 SH BEN INT      '929042109     2674   36667    SH       SOLE           36667
WASHINGTON REAL ESTATE INVT     SH BEN INT      '939653101      336   12190    SH       SOLE           12190
WEINGARTEN RLTY INVS            SH BEN INT      '948741103      457   24020    SH       SOLE           24020
